CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Net income (loss)	$ 12,212	$ 4,062	$ 28,401	$ 3,022
Unrealized gains (losses) on cash flow hedge	(1,029)	(2,349)	111	(8,387)
Income tax benefit (expense)	(83)	(82)	(175)	(146)
Other comprehensive income (loss)	(1,112)	(2,431)	(64)	(8,533)
Comprehensive income (loss)	11,100	1,631	28,337	(5,511)
Non-controlling interest in comprehensive income	2,640	0	5,541	0
Partners' interest in comprehensive income (loss)	$ 8,460	$ 1,631	$ 22,796	$ (5,511)